GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

8. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2025	2024
Corporate administration	$12,391	$9,001
Salaries and benefits	21,764	17,217
Audit, legal and professional fees	13,133	10,229
Filing and listing fees	967	1,076
Directors' fees and expenses	752	583
Depreciation	1,358	1,491
	$50,365	$39,597